Guggenheim Floating Rate Strategies Fund Expense Example, No Redemption - A C Inst P Shares [Member] - Guggenheim Floating Rate Strategies Fund - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 183
Expense Example, No Redemption, 3 Years	587
Expense Example, No Redemption, 5 Years	1,017
Expense Example, No Redemption, 10 Years	$ 2,214